Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2016
Prospectus Date	rr_ProspectusDate	Mar. 31, 2016
U.S. Equity High Volatility Put Write Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	alpse_ProspectusSupplementTextBlock

ALPS ETF TRUST

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND (NYSE ARCA: HVPW)

SUPPLEMENT DATED JUNE 27, 2016

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2016

On June 6, 2016, Rich Investment Solutions, LLC, the Sub-Adviser to the U.S. Equity High Volatility Put Write Index Fund (the “Fund”), notified the Board of Trustees of ALPS ETF Trust that it will resign as Sub-Adviser to the Fund, to be effective on July 1, 2016. ALPS Advisors, Inc. will remain as the Adviser to the Fund.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.